Long-Term Debt	12 Months Ended
Jul. 31, 2013
Debt Disclosure [Abstract]
Long-Term Debt

Note 8 - Long-Term Debt:

Long-term debt consists of the following:

	July 31,
	2013	2012
Mortgage payable - interest at 10.0 percent per annum, monthly interest payments of $9,807, principal due January 2013, secured by secondary rights to real property located at 11 Carlaw Avenue and 33 Harbour Square Toronto, Canada	$-0-	$1,181,461

Mortgage payable - interest at 6.75 percent per annum, monthly payments of principal and interest of $6,014, due May 2015, secured by a first mortgage over real property located at 33 Harbour Square, Toronto, Canada	-0-	482,700

Mortgage payable - interest at 9.75 percent per annum, monthly interest payments of $6,771, principal due November 2013, secured by secondary rights to real property located at 11 Carlaw Avenue, Toronto, Canada	617,665	-0-

Total Debt	617,665	1,664,161

Less Current Maturities of Long-Term Debt	617,665	1,222,746

Total Long-Term Debt	$-0-	$441,415

The first mortgage related to the property at 11 Carlaw was discharged on August 14, 2013, in conjunction with the sale of that property and there is no mortgage debt after that date. See Note 18 – Subsequent Events.

For the years ended July 31, 2013, 2012 and 2011, the Company incurred $196,101, $568,424 and $205,539, respectively in interest expense on its long-term debt.